FORM N-23C-3
       [As adopted in release No. IC-19399, April 7, 1993,58 F.R. 19330.]


                        Notification of Repurchase Offer
                    PURSUANT TO RULE 23C-3 [17CFR 270.23C-3]


1. Investment Company Act File Number                       Date of Notification

811-90004                                                   February 4, 1999

2. Exact name of investment company as specified in registration statement:

Avalon Capital Inc.

3. Address of principal executive office: (number, street, city, state, zip code)

34 Chambers Street, Princeton, New Jersey  08542

4. Check one of the following:
A. [X] The notification pertains to a periodic repurchase offer under paragraph
       (b) of rule 23c-3.
B. [ ] The notification pertains to a discretionary repurchase offer under paragraph ( c ) of rule 23c-3.
C. [ ] The notification pertains to a periodic repurchase offer under paragraph
       (b) of rule 23c-3 and a discretionary repurchase offer under paragraph
       (c) of rule 23c-3.



                                           By: _______________________________
                                                    Michael Miola


                                           Title: _____________________________
                                                    Administrator